Non-Marketable Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Investment in other assets
The following table presents a reconciliation for our assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) (in millions):

Level 3
Balance as of December 31, 2014	$90
Purchases, issuances, and settlements(1)	934
Balance as of December 31, 2015	$1,024

(1)	Purchases of securities included our $900 million investment in SpaceX, a space exploration and space transport company, made during January 2015.